MINING PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
MINING PROPERTIES

NOTE 10 – MINING PROPERTIES

Mining properties consist of the following (in thousands):

June 30, 2013	Palmarejo	San Bartolomé	Kensington	Rochester	Endeavor	La Preciosa	Joaquin	Total
Mining properties	$162,855	$70,360	$338,907	$120,350	$—	$—	$—	$692,472
Accumulated depletion	(94,647)	(20,305)	(60,310)	(101,353)	—	—	—	(276,615)

	68,208	50,055	278,597	18,997	—	—	—	415,857
Mineral interests	1,660,580	26,643	—	—	44,033	408,352	93,429	2,233,037
Accumulated depletion	(266,499)	(8,037)	—	—	(16,669)	—	—	(291,205)

	1,394,081	18,606	—	—	27,364	408,352	93,429	1,941,832
Non-producing and development properties	—	—	—	—	—	—	—	—

Total mining properties	$1,462,289	$68,661	$278,597	$18,997	$27,364	$408,352	$93,429	$2,357,689

December 31, 2012	Palmarejo	San Bartolomé	Kensington	Rochester	Endeavor	Joaquin	Other	Total
Mining properties	$155,722	$70,322	$333,619	$114,973	$—	$—	$11,416	$686,052
Accumulated depletion	(82,037)	(18,439)	(46,649)	(100,437)	—	—	(11,416)	(258,978)

	73,685	51,883	286,970	14,536	—	—	—	427,074
Mineral interests	1,658,389	26,642	—	—	44,033	93,429	—	1,822,493
Accumulated depletion	(235,795)	(7,338)	—	—	(14,625)	—	—	(257,758)

	1,422,594	19,304	—	—	29,408	93,429	—	1,564,735
Non-producing and development properties	—	—	—	—	—	—	142	142

Total mining properties	$1,496,279	$71,187	$286,970	$14,536	$29,408	$93,429	$142	$1,991,951

Operational Mining Properties

Palmarejo Mine: Palmarejo is located in the State of Chihuahua in northern Mexico, and its principal silver and gold properties are collectively referred to as the “Palmarejo mine.” The Palmarejo mine commenced production in April 2009.

San Bartolomé Mine: The San Bartolomé mine is a silver mine located near the city of Potosi, Bolivia. The mineral rights for the San Bartolomé project are held through long-term joint venture/lease agreements with several local independent mining co-operatives and the Bolivian state owned mining organization, (“COMIBOL”). The Company commenced commercial production at San Bartolomé in June 2008.

Kensington Mine: The Kensington mine is an underground gold mine and consists of the Kensington and adjacent Jualin properties located on the east side of the Lynn Canal about 45 miles north-northwest of Juneau, Alaska. The Company commenced commercial production in July of 2010.

Rochester Mine: The Company has conducted operations at the Rochester mine, located in Western Nevada, since September 1986. The mine utilizes the heap-leaching process to extract both silver and gold from ore mined using open pit methods. Rochester’s primary product is silver with gold produced as a by-product.

Martha Mine: The Martha mine is an underground silver mine located in Argentina. The Martha mine ceased active mining operations in September 2012 and is included in “other” in the tables above.

Mineral Interests

Endeavor Mine: In May 2005, CDE Australia Pty Ltd (“CDE Australia”), a wholly-owned subsidiary of Coeur acquired the silver production and reserves, up to a maximum 17.7 million payable ounces, contained at the Endeavor mine in Australia, which is owned and operated by Cobar Operations Pty. Limited, a wholly-owned subsidiary of CBH Resources Ltd. In March 2006, CDE Australia entered into an amended agreement under which it owns all silver production and reserves up to a total of 20.0 million payable ounces.

CDE Australia began realizing reductions in revenues in the fourth quarter of 2008 as a result of a silver price sharing provision that was part of the purchase agreement. CDE Australia has received approximately 4.5 million payable ounces to date and the current ore reserve contains approximately 4.1 million payable ounces based on current metallurgical recovery and current smelter contract terms.

Joaquin Project: The Joaquin project is located in the Santa Cruz province of southern Argentina. The Company commenced exploration of this large property located north of the Company’s Martha silver mine in November 2007 and acquired 100% in December 2012. Since that time, the Company has defined silver and gold mineralization in two deposits at Joaquin, La Negra and La Morocha, collectively referred to as the “Joaquin Project,” and has recently commenced work on detailed drilling and other technical, economic and environmental programs.

La Preciosa Project: On April 16, 2013, the Company completed its acquisition of Orko Silver Corporation (“Orko”), which holds the La Preciosa silver-gold project in Durango, Mexico.

NOTE 13 – MINING PROPERTIES

Mining properties consist of the following (in thousands):

December 31, 2012	Palmarejo	San Bartolomé	Kensington	Rochester	Martha	Endeavor	Joaquin	Other	Total
Mining properties	$155,722	$70,322	$333,619	$114,973	$11,416	$—	$—	$—	$686,052
Accumulated depletion	(82,037)	(18,439)	(46,649)	(100,437)	(11,416)	—	—	—	(258,978)

	73,685	51,883	286,970	14,536	—	—	—	—	427,074
Mineral interests	1,658,389	26,642	—	—	—	44,033	93,429	—	1,822,493
Accumulated depletion	(235,795)	(7,338)	—	—	—	(14,625)	—	—	(257,758)

	1,422,594	19,304	—	—	—	29,408	93,429	—	1,564,735
Non-producing and development properties	—	—	—	—	—	—	—	142	142

Total mining properties	$1,496,279	$71,187	$286,970	$14,536	$—	$29,408	$93,429	$142	$1,991,951

December 31, 2011	Palmarejo	San Bartolomé	Kensington	Rochester	Martha	Endeavor	Joaquin	Other	Total
Mining properties	$134,296	$68,684	$321,456	$112,826	$12,643	$—	$—	$—	$649,905
Accumulated depletion	(53,060)	(14,989)	(27,160)	(97,834)	(10,373)	—	—	—	(203,416)

	81,236	53,695	294,296	14,992	2,270	—	—	—	446,489
Mineral interests	1,658,389	26,642	—	—	—	44,033	—	—	1,729,064
Accumulated depletion	(158,627)	(6,007)	—	—	—	(10,034)	—	—	(174,668)

	1,499,762	20,635	—	—	—	33,999	—	—	1,554,396
Non-producing and development properties	—	—	—	—	—	—	—	142	142

Total mining properties	$1,580,998	$74,330	$294,296	$14,992	$2,270	$33,999	$—	$142	$2,001,027

Operational Mining Properties

Palmarejo Mine: Palmarejo is located in the State of Chihuahua in northern Mexico, and its principal silver and gold properties are collectively referred to as the “Palmarejo mine.” The Palmarejo mine commenced production in April 2009.

San Bartolomé Mine: The San Bartolomé mine is a silver mine located near the city of Potosi, Bolivia. The mineral rights for the San Bartolomé project are held through long-term joint venture/lease agreements with several local independent mining co-operatives and the Bolivian state owned mining organization, (“COMIBOL”). The Company commenced commercial production at San Bartolomé in June 2008.

Kensington Mine: The Kensington mine is an underground gold mine and consists of the Kensington and adjacent Jualin properties located on the east side of the Lynn Canal about 45 miles north-northwest of Juneau, Alaska. The Company commenced commercial production in July of 2010.

Rochester Mine: The Company has conducted operations at the Rochester mine, located in Western Nevada, since September 1986. The mine utilizes the heap-leaching process to extract both silver and gold from ore mined using open pit methods. Rochester’s primary product is silver with gold produced as a by-product.

Martha Mine: The Martha mine is an underground silver mine located in Argentina. Coeur acquired a 100% interest in the Martha mine in April 2002. Due to high operating costs and a short remaining expected mine life, the Company evaluated strategic and operational alternatives for the Martha mine and recorded an impairment charge of $5.8 million in the year ended December 31, 2012. The Martha mine ceased active mining operations in September 2012.

Mineral Interests

Endeavor Mine: In May 2005, CDE Australia Pty Ltd, (“CDE Australia”), a wholly-owned subsidiary of Coeur acquired the silver production and reserves, up to a maximum 17.7 million payable ounces, contained at the Endeavor mine in Australia, which is owned and operated by Cobar Operations Pty. Limited (“Cobar”), a wholly-owned subsidiary of CBH Resources Ltd. (“CBH”). In March 2006, CDE Australia entered into an amended agreement under which it owns all silver production and reserves up to a total of 20.0 million payable ounces.

CDE Australia began realizing reductions in revenues in the fourth quarter of 2008 as a result of a silver price sharing provision that was part of the purchase agreement. CDE Australia has received approximately 4.2 million payable ounces to-date and the current ore reserve contains approximately 4.5 million payable ounces based on current metallurgical recovery and current smelter contract terms.

Non-Producing and Development Properties

Joaquin Project – Argentina: The Joaquin project is located in the Santa Cruz province of southern Argentina. The Company commenced exploration of this large property located north of the Company’s Martha silver mine in November 2007. Since that time, the Company has defined silver and gold mineralization in two deposits at Joaquin, La Negra and La Morocha, collectively referred to as the “Joaquin Project,” and has recently commenced work on detailed drilling and other technical, economic and environmental programs. Please see Note 8 – Acquisition of Joaquin Mineral Interests in the notes to the consolidated financial statements for more information.